Employee Stock And Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Value Of Restricted Stock Units

	Years ended December 31,
	2015	2014	2013
Weighted average fair value of RSUs granted	$26.00	$24.80	$23.28
Intrinsic value of vested RSUs	2,327	759	449
Fair value of vested RSUs	1,904	544	348

Performance Share Units [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2015	2014	2013
Stock-based compensation within operations and maintenance expense	$4,419	$4,996	$3,437
Income tax benefit	1,796	2,044	1,400

Summary Of Nonvested PSU Transactions

	Number of Share Units	Weighted Average Fair Value
Nonvested share units at beginning of period	582,644	$22.98
Granted	142,212	26.46
Performance criteria adjustment	17,717	25.59
Forfeited	(14,276)	25.92
Share units vested	(86,425)	26.25
Share units issued	(217,014)	18.49
Nonvested share units at end of period	424,858	$25.78

Assumptions Used In The Pricing Model

	Years ended December 31,
	2015	2014	2013
Expected term (years)	3.0	3.0	3.0
Risk-free interest rate	1.03%	0.68%	0.36%
Expected volatility	16.9%	19.8%	20.0%
Weighted average fair value of PSUs granted	$26.46	$25.31	$26.88
Intrinsic value of vested PSUs	$7,964	$4,327	$415
Fair value of vested PSUs	$6,416	$3,297	$351

Restricted Stock Units [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2015	2014	2013
Stock-based compensation within operations and maintenance expense	$1,076	$1,122	$813
Income tax benefit	444	464	336

Summary Of Nonvested RSU Transactions

	Number of Stock Units	Weighted Average Fair Value
Nonvested stock units at beginning of period	122,565	$22.29
Granted	47,285	26.00
Stock units vested in prior period and issued in current period	11,500	17.99
Stock units vested and issued	(90,588)	21.02
Forfeited	(2,409)	24.94
Nonvested stock units at end of period	88,353	$24.94

Stock Options [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2015	2014	2013
Stock-based compensation within operations and maintenance expense	$-	$-	$30
Income tax benefit	193	189	461

Summary Of Stock Option Transactions

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Outstanding, beginning of year	1,084,992	$17.06
Forfeited	-	-
Expired / Cancelled	(750)	13.72
Exercised	(424,709)	17.75
Outstanding and exercisable at end of year	659,533	$16.62	2.5	$8,692

Summary Of Stock Options Exercised And Vested

	Years ended December 31,
	2015	2014	2013
Intrinsic value of options exercised	$4,154	$4,054	$12,658
Fair value of options vested	-	-	500

Summary Of Options Outstanding And Options Excercisable

	Options Outstanding and Exercisable
	Shares	Weighted Average Remaining Life (years)	Weighted Average Exercise Price
Range of prices:
$13.00 - 14.99	160,722	4.1	$13.72
$15.00 - 15.99	165,615	3.2	15.30
$16.00 - 16.99	144,654	2.2	16.15
$17.00 - 19.99	112,297	1.2	18.61
$20.00 - 23.99	76,245	0.2	23.57
	659,533	2.5	$16.62

Restricted Stock [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2015	2014	2013
Stock-based compensation within operations and maintenance expense	$-	$691	$770
Income tax benefit	-	287	320

Summary Of Value Of Restricted Stock Awards

	Years ended December 31,
	2015	2014	2013
Intrinsic value of restricted stock awards vested	$860	$1,097	$2,236
Fair value of restricted stock awards vested	553	906	1,560
Weighted average fair value of restricted stock awards granted	-	25.19	25.09